GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Brazil – 9.5%
87,600	AES Tiete Energia SA (Utilities)*	$ 293,580
992,800	Ambev SA ADR (Food, Beverage & Tobacco)*	5,232,056
754,440	Banco Bradesco SA ADR (Banks)	6,820,138
2,505,200	Banco do Brasil SA (Banks)*	32,309,915
1,560,000	Banco do Estado do Rio Grande do Sul SA (Preference) Class B (Banks)(a)	9,610,125
408,400	Banco Santander Brasil SA ADR (Banks)	4,606,752
409,500	BB Seguridade Participacoes SA (Insurance)	3,481,933
215,000	Cia de Saneamento de Minas Gerais-COPASA (Utilities)*	3,797,084
271,014	Cia de Saneamento do Parana (Utilities)	6,078,792
1,982,984	Cia de Transmissao de Energia Eletrica Paulista (Preference) (Utilities)(a)	12,574,374
1,254,500	Cia Hering (Consumer Durables & Apparel)	10,518,951
785,075	Cia Paranaense de Energia (Preference) (Utilities)(a)	10,110,822
1,567,840	Construtora Tenda SA (Consumer Durables & Apparel)	10,410,226
68,600	Cosan Ltd. Class A (Energy)*	1,006,362
1,559,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	9,968,813
1,801,215	EDP - Energias do Brasil SA (Utilities)	9,104,363
25,800	IRB Brasil Resseguros S/A (Insurance)	642,237
1,134,300	MRV Engenharia e Participacoes SA (Consumer Durables & Apparel)	6,027,645
1,124,800	Petrobras Distribuidora SA (Retailing)	7,839,868
1,522,750	Porto Seguro SA (Insurance)	20,788,260
246,850	Ser Educacional SA (Consumer Services)(b)	1,703,730
599,400	Telefonica Brasil SA ADR (Telecommunication Services)	8,175,816
300,225	Transmissora Alianca de Energia Eletrica SA (Utilities)	2,188,546
154,300	YDUQS Part (Consumer Services)	1,386,794

		184,677,182

Chile – 1.0%
7,328,919	AES Gener SA (Utilities)	1,837,292
645,659	Cia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	18,052,625

		19,889,917

China – 34.0%
7,009,000	Agricultural Bank of China Ltd. Class H (Banks)	2,837,074

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
489,500	Alibaba Group Holding Ltd. ADR (Retailing)*	$ 84,737,345
42,927	Anhui Conch Cement Co. Ltd. Class A (Materials)	244,541
5,333,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	30,796,912
2,489,500	Asia Cement China Holdings Corp. (Materials)	3,423,558
10,332,410	Bank of China Ltd. Class A (Banks)	5,548,086
13,246,000	Bank of China Ltd. Class H (Banks)	5,379,039
41,371,000	Bank of Communications Co. Ltd. Class H (Banks)	30,099,415
1,457,500	Beijing Enterprises Holdings Ltd. (Utilities)	7,115,827
3,534,000	China Aoyuan Group Ltd. (Real Estate)	4,727,083
3,228,000	China CITIC Bank Corp. Ltd. Class H (Banks)	1,788,450
1,668,000	China Communications Services Corp. Ltd. Class H (Capital Goods)	1,161,278
14,240,000	China Construction Bank Corp. Class H (Banks)	10,932,487
1,798,000	China Everbright Ltd. (Diversified Financials)	2,375,124
3,247,000	China Evergrande Group (Real Estate)(c)	8,572,269
1,244,000	China Jinmao Holdings Group Ltd. (Real Estate)	801,517
858,000	China Lesso Group Holdings Ltd. (Capital Goods)	792,743
236,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	952,270
562,000	China National Building Material Co. Ltd. Class H (Materials)	492,719
648,000	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	2,764,030
11,138,000	China Resources Cement Holdings Ltd. (Materials)	10,179,009
4,832,000	China Resources Land Ltd. (Real Estate)	20,649,111
23,952,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	10,683,318
1,413,574	Chinese Universe Publishing and Media Group Co. Ltd. Class A (Media & Entertainment)	2,634,310
608,000	CITIC Ltd. (Capital Goods)	805,033
2,269,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	936,403
20,803,000	CNOOC Ltd. (Energy)	34,299,264
1,154,000	COSCO SHIPPING Ports Ltd. (Transportation)	1,005,684
1,049,000	Country Garden Holdings Co. Ltd. (Real Estate)	1,413,323
1,269,000	Far East Horizon Ltd. (Diversified Financials)	1,180,304

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,260,000	Future Land Development Holdings Ltd. (Real Estate)*	$ 1,058,580
17,450	Hangzhou Tigermed Consulting Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	126,115
277,000	Hisense Home Appliances Group Co. Ltd. Class H (Consumer Durables & Apparel)	303,847
50,045,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	33,607,553
4,108,780	Industrial Bank Co. Ltd. Class A (Banks)	11,349,688
6,756,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	9,102,727
31,700	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	4,445,710
776,000	KWG Group Holdings Ltd. (Real Estate)*	721,488
10,058,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	8,093,211
3,330,000	Logan Property Holdings Co. Ltd. (Real Estate)	5,035,165
6,493,500	Longfor Group Holdings Ltd. (Real Estate)(b)	24,014,200
72,700	NetEase, Inc. ADR (Media & Entertainment)	16,780,614
65,800	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	6,863,598
10,634,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	12,626,451
2,681,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	31,597,767
2,461,800	Poly Developments and Holdings Group Co. Ltd. Class A (Real Estate)	5,040,123
35,300	PPDAI Group, Inc. ADR (Diversified Financials)	136,964
116,400	Qudian, Inc. ADR (Diversified Financials)*	1,063,896
8,026,000	Shenzhen Expressway Co. Ltd. Class H (Transportation)	9,526,786
1,051,770	Shenzhen International Holdings Ltd. (Transportation)	1,942,751
2,193,654	Shenzhen Overseas Chinese Town Co. Ltd. Class A (Consumer Services)	2,282,971
5,320,000	Shimao Property Holdings Ltd. (Real Estate)	14,692,792
4,980,000	Shui On Land Ltd. (Real Estate)	1,063,013
883,500	Sinotruk Hong Kong Ltd. (Capital Goods)	1,295,532
62,000	Sunac China Holdings Ltd. (Real Estate)	279,662
1,840,400	Tencent Holdings Ltd. (Media & Entertainment)	85,749,708

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
577,000	Times China Holdings Ltd. (Real Estate)	$ 1,012,622
298,600	Vipshop Holdings Ltd. ADR (Retailing)*	2,269,360
11,519,000	Weichai Power Co. Ltd. Class H (Capital Goods)	17,748,349
8,363,599	Xiamen C & D, Inc. Class A (Capital Goods)	10,878,100
15,346,000	Yuexiu Property Co. Ltd. (Real Estate)	3,469,090
6,148,000	Yuexiu Transport Infrastructure Ltd. (Transportation)	4,883,083
776,000	Yum China Holdings, Inc. (Consumer Services)	35,308,000
5,036,000	Zhejiang Expressway Co. Ltd. Class H (Transportation)	4,874,572
580,000	Zijin Mining Group Co. Ltd. Class H (Materials)	232,123

		658,803,737

Colombia – 0.1%
5,656	Bancolombia SA ADR (Banks)	282,121
36,875	Ecopetrol SA ADR (Energy)	661,169

		943,290

Czech Republic – 0.0%
73,578	Moneta Money Bank A/S (Banks)(b)	252,863

Greece – 0.4%
315,461	Hellenic Telecommunications Organization SA (Telecommunication Services)	4,344,238
97,830	Motor Oil Hellas Corinth Refineries SA (Energy)	2,425,871
7,616	OPAP SA (Consumer Services)	85,720

		6,855,829

India – 10.1%
2,297,956	Adani Ports & Special Economic Zone Ltd. (Transportation)	12,562,394
57,139	Bajaj Finserv Ltd. (Insurance)	5,876,195
77,541	Bajaj Holdings & Investment Ltd. (Diversified Financials)	3,833,367
55,252	Balrampur Chini Mills Ltd. (Food, Beverage & Tobacco)	113,237
57,079	Bata India Ltd. (Consumer Durables & Apparel)	1,080,724
2,207,413	Coal India Ltd. (Energy)	6,544,843
63,666	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,507,984
5,564,010	GAIL India Ltd. (Utilities)	10,387,569
1,623,188	HCL Technologies Ltd. (Software & Services)	24,341,483
1,429,636	Hindustan Petroleum Corp. Ltd. (Energy)	5,499,691
266,147	Hindustan Zinc Ltd. (Materials)	836,671
4,616,621	Indian Oil Corp. Ltd. (Energy)	9,312,145
3,819,239	Infosys Ltd. ADR (Software & Services)	43,233,785

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
62,279	KPIT Technologies Ltd. (Software & Services)*	$ 71,935
359,525	Mahanagar Gas Ltd. (Utilities)	4,210,439
500,701	Mphasis Ltd. (Software & Services)	6,819,832
102,987	Multi Commodity Exchange of India Ltd. (Diversified Financials)	1,212,683
49,430	Muthoot Finance Ltd. (Diversified Financials)	434,972
4,314,622	Oil & Natural Gas Corp. Ltd. (Energy)	8,681,273
329,272	Oil India Ltd. (Energy)	761,786
41,875	Pfizer Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,841,273
175,100	Power Finance Corp. Ltd. (Diversified Financials)*	278,221
3,190,213	REC Ltd. (Diversified Financials)	6,478,101
116,558	Shriram Transport Finance Co. Ltd. (Diversified Financials)	1,635,683
677,532	Tech Mahindra Ltd. (Software & Services)	6,242,526
5,940,969	Wipro Ltd. (Software & Services)	22,828,495
157,400	WNS Holdings Ltd. ADR (Software & Services)*	9,919,348

		196,546,655

Indonesia – 3.1%
2,056,200	Bank Central Asia Tbk. PT (Banks)	4,514,137
14,015,800	Bank Mandiri Persero Tbk. PT (Banks)	7,885,212
10,897,000	Bank Negara Indonesia Persero Tbk. PT (Banks)	6,532,685
96,920,200	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	30,711,876
1,683,800	Gudang Garam Tbk. PT (Food, Beverage & Tobacco)	9,045,218
1,304,300	Indocement Tunggal Prakarsa Tbk. PT (Materials)	2,072,091
456,800	Indofood Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	229,349

		60,990,568

Mexico – 2.7%
416,995	America Movil SAB de CV Class L ADR (Telecommunication Services)	5,833,760
1,215,767	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Banks)	1,737,014
136,990	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	12,424,993
3,354,837	Gentera SAB de CV (Diversified Financials)	2,769,475

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,124,731	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	$ 13,084,052
462,158	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	4,637,798
9,993	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	1,520,235
361,900	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	752,174
74,800	Prologis Property Mexico SA de CV (REIT)	150,195
1,099,604	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	9,904,828

		52,814,524

Pakistan – 0.0%
684,000	Engro Fertilizers Ltd. (Materials)	275,829

Philippines – 0.5%
873,700	First Gen Corp. (Utilities)	455,805
111,350	Globe Telecom, Inc. (Telecommunication Services)	4,700,168
851,890	International Container Terminal Services, Inc. (Transportation)	2,259,988
158,140	Manila Electric Co. (Utilities)	1,131,516
2,348,800	Megaworld Corp. (Real Estate)	282,479
8,495	PLDT, Inc. ADR (Telecommunication Services)	187,315

		9,017,271

Poland – 1.9%
140,849	Asseco Poland SA (Software & Services)	1,993,206
97,045	Bank Polska Kasa Opieki SA (Banks)(c)	2,578,028
64,699	PLAY Communications SA (Telecommunication Services)(b)	526,583
2,881,839	Powszechny Zaklad Ubezpieczen SA (Insurance)	30,992,878

		36,090,695

Russia – 3.9%
2,306,920	Alrosa PJSC (Materials)	2,950,143
107,390,000	Inter RAO UES PJSC (Utilities)	7,530,763
236,561	LUKOIL PJSC ADR (Energy)	19,267,893
1,454,270	MMC Norilsk Nickel PJSC ADR (Materials)(c)	33,171,899
3,962	Polyus PJSC (Materials)	401,487
102,290	Severstal PJSC GDR (Materials)	1,645,846
146,490	Tatneft PJSC ADR (Energy)(c)	10,283,598

		75,251,629

Saudi Arabia – 1.1%
182,432	Al Rajhi Bank (Banks)	3,336,939

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
115,225	Arab National Bank (Banks)	$ 807,993
123,048	Bank AlBilad (Banks)	951,432
65,097	Banque Saudi Fransi (Banks)	699,586
2,264,065	Mobile Telecommunications Co. Saudi Arabia (Telecommunication Services)*	8,535,782
942,312	Riyad Bank (Banks)	6,527,587
7,631	Saudia Dairy & Foodstuff Co. (Food, Beverage & Tobacco)	249,446

		21,108,765

Singapore – 0.3%
60,100	BOC Aviation Ltd. (Capital Goods)(b)	517,784
4,890,000	IGG, Inc. (Media & Entertainment)	4,645,957

		5,163,741

South Africa – 3.8%
788,482	Absa Group Ltd. (Banks)	8,736,852
601,949	African Rainbow Minerals Ltd. (Materials)	7,415,056
230,229	Anglo American Platinum Ltd. (Materials)	13,667,322
53,671	Assore Ltd. (Materials)	1,313,773
133,443	Barloworld Ltd. (Capital Goods)	1,119,735
113,058	Exxaro Resources Ltd. (Energy)	1,311,008
108,678	Motus Holdings Ltd. (Retailing)	559,946
108,702	Naspers Ltd. Class N (Retailing)	26,497,231
86,565	Nedbank Group Ltd. (Banks)	1,446,489
29,771	Santam Ltd. (Insurance)	612,865
443,638	Standard Bank Group Ltd. (Banks)	5,516,236
201,709	Telkom SA SOC Ltd. (Telecommunication Services)	1,204,407
985,542	Truworths International Ltd. (Retailing)	4,267,330

		73,668,250

South Korea – 12.6%
365,614	Cheil Worldwide, Inc. (Media & Entertainment)	8,343,824
500,694	CJ Hello Co. Ltd. (Media & Entertainment)	2,522,446
40,130	Com2uSCorp (Media & Entertainment)	2,975,687
113,744	Daeduck Electronics Co. (Technology Hardware & Equipment)	978,689
63,173	Daelim Industrial Co. Ltd. (Capital Goods)	5,612,434
67,687	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	751,446
228,247	DB Insurance Co. Ltd. (Insurance)	10,822,971
14,195	DoubleUGames Co. Ltd. (Consumer Services)	667,800
149,554	Fila Korea Ltd. (Consumer Durables & Apparel)	8,462,534

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
139,475	Handsome Co. Ltd. (Consumer Durables & Apparel)	$ 4,379,593
65,849	Huons Global Co. Ltd. (Health Care Equipment & Services)	1,762,813
227,347	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	5,360,984
29,035	Hyundai Mobis Co. Ltd. (Automobiles & Components)	5,875,284
37,465	Hyundai Motor Co. (Automobiles & Components)	3,985,433
7,906	Innox Advanced Materials Co. Ltd. (Semiconductors & Semiconductor Equipment)*	351,445
15,548	KC Tech Co. Ltd. (Semiconductors & Semiconductor Equipment)	196,087
808,539	Kia Motors Corp. (Automobiles & Components)	29,782,495
35,633	Korea Aerospace Industries Ltd. (Capital Goods)	1,105,998
20,589	Korea Zinc Co. Ltd. (Materials)	7,670,968
175,597	Korean Air Lines Co. Ltd. (Transportation)	3,771,027
39,153	KT&G Corp. (Food, Beverage & Tobacco)	3,179,352
44,192	Kumho Petrochemical Co. Ltd. (Materials)	3,030,510
49,062	LG Corp. (Capital Goods)	2,931,860
157,329	LG Electronics, Inc. (Consumer Durables & Apparel)	8,615,211
162,221	MegaStudyEdu Co. Ltd. (Consumer Services)	4,252,941
226,348	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	3,807,223
4,512	NHN Corp. (Media & Entertainment)*	236,794
245,754	NICE Information Service Co. Ltd. (Commercial & Professional Services)	3,224,826
57,160	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	3,310,252
55,349	Partron Co. Ltd. (Technology Hardware & Equipment)	668,993
1,140,838	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	43,208,912
321,328	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	9,937,657
360,245	Samsung Engineering Co. Ltd. (Capital Goods)*	4,970,010
89,047	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	19,794,913
2,055	Samsung Fire & Marine Insurance Co. Ltd. (Preference) (Insurance)(a)	313,614
210,585	Shinhan Financial Group Co. Ltd. (Banks)	7,713,437
227,654	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	14,573,073

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
72,858	UniTest, Inc. (Semiconductors & Semiconductor Equipment)	$ 692,475
61,788	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	4,381,720
16,633	Youngone Corp. (Consumer Durables & Apparel)	473,080

		244,696,811

Taiwan – 9.4%
142,653	Acter Group Corp. Ltd. (Capital Goods)	749,473
2,096,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	2,009,474
1,677,000	Asia Cement Corp. (Materials)	2,242,971
230,000	Basso Industry Corp. (Consumer Durables & Apparel)	422,357
481,010	Chailease Holding Co. Ltd. (Diversified Financials)	2,017,851
816,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	2,074,924
5,211,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	10,447,644
617,000	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	563,483
299,000	Egis Technology, Inc. (Technology Hardware & Equipment)	2,114,499
4,346,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	11,077,272
1,113,000	Far Eastern International Bank (Banks)	446,108
730,400	Feng TAY Enterprise Co. Ltd. (Consumer Durables & Apparel)	4,857,205
207,000	Getac Technology Corp. (Technology Hardware & Equipment)	300,857
55,000	International Games System Co. Ltd. Class C (Media & Entertainment)	543,809
1,324,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	1,874,240
175,000	Machvision, Inc. (Semiconductors & Semiconductor Equipment)	2,066,804
115,500	Makalot Industrial Co. Ltd. (Consumer Durables & Apparel)	674,362
8,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	80,018
1,097,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,793,329

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
17,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	$ 279,885
1,209,000	Pou Chen Corp. (Consumer Durables & Apparel)	1,487,808
2,514,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	9,879,488
3,013,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	20,010,306
203,000	Rexon Industrial Corp. Ltd. (Capital Goods)	575,201
256,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	696,437
163,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	706,127
872,000	Taiwan High Speed Rail Corp. (Transportation)	1,162,255
1,142,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	48,691,986
2,649,000	Taiwan Styrene Monomer (Materials)*	2,076,528
2,070,000	Tripod Technology Corp. (Technology Hardware & Equipment)	6,881,194
1,153,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	1,392,013
11,754,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	30,424,852
158,000	United Integrated Services Co. Ltd. (Capital Goods)	799,387
237,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	132,783
2,041,000	Zhen Ding Technology Holding Ltd. (Technology Hardware & Equipment)	7,425,026

		182,977,956

Thailand – 1.1%
762,100	Bangkok Expressway & Metro PCL (Transportation)	259,245
2,981,500	Krung Thai Bank PCL (Banks)	1,895,206
289,800	Major Cineplex Group PCL (Media & Entertainment)	274,712
5,300,300	Quality Houses PCL (Real Estate)	522,198
2,245,100	Ratch Group PCL (Utilities)	4,917,390
1,088,400	Siam Commercial Bank PCL (The) (Banks)	4,837,602
8,331,000	Thai Union Group PCL Class F (Food, Beverage & Tobacco)	5,104,025
1,580,000	Thanachart Capital PCL (Banks)	3,018,794

		20,829,172

Turkey – 1.2%
367,920	Enerjisa Enerji A/S (Utilities)(b)	398,850

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
1,462,787	TAV Havalimanlari Holding A/S (Transportation)	$ 6,574,163
1,233,867	Tekfen Holding A/S (Capital Goods)	5,210,502
4,542,970	Turkcell Iletisim Hizmetleri A/S (Telecommunication Services)	10,586,739
819,099	Turkiye Garanti Bankasi A/S (Banks)*	1,440,659

		24,210,913

United Arab Emirates – 0.2%
2,276,441	Emaar Properties PJSC (Real Estate)	3,410,929
199,737	First Abu Dhabi Bank PJSC (Banks)	863,908

		4,274,837

United States – 0.3%
1,001,300	JBS SA (Food, Beverage & Tobacco)	6,533,041

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,742,740,086)		$1,885,873,475

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,038,726	2.272%	$ 8,038,726
(Cost $8,038,726)

TOTAL INVESTMENTS – 97.6% (Cost $1,750,778,812)		$1,893,912,201

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		46,282,200

NET ASSETS – 100.0%		$1,940,194,401

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	646	09/20/2019	$33,126,880	$(809,259)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Australia – 7.1%
218,985	Altium Ltd. (Software & Services)	$ 5,445,663
378,666	ASX Ltd. (Diversified Financials)	22,905,837
2,261,561	Aurelia Metals Ltd. (Materials)*	780,527
1,011,507	Australia & New Zealand Banking Group Ltd. (Banks)	19,223,365
1,361,772	Beach Energy Ltd. (Energy)	1,962,986
1,007,950	BHP Group plc (Materials)	24,033,094
40,135	CIMIC Group Ltd. (Capital Goods)	1,001,831
2,753,251	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	19,927,090
3,074	Cochlear Ltd. (Health Care Equipment & Services)	461,868
1,585,349	Evolution Mining Ltd. (Materials)	5,380,641
1,419,373	Goodman Group (REIT)	14,354,877
3,482,262	Insurance Australia Group Ltd. (Insurance)	20,509,625
72,832	Magellan Financial Group Ltd. (Diversified Financials)	3,058,662
3,944,442	Medibank Pvt Ltd. (Insurance)	9,723,770
114,241	Platinum Asset Management Ltd. (Diversified Financials)	374,649
151,849	Qantas Airways Ltd. (Transportation)	591,146
666,855	QBE Insurance Group Ltd. (Insurance)	5,683,207
6,986	REA Group Ltd. (Media & Entertainment)	468,580
1,547,481	Regis Resources Ltd. (Materials)	5,842,524
67,237	Rio Tinto Ltd. (Materials)	4,499,995
371,875	Rio Tinto plc ADR (Materials)(a)	21,226,625
625,853	Saracen Mineral Holdings Ltd. (Materials)*	1,769,816
566,118	Vicinity Centres (REIT)	1,008,379
856,038	Woodside Petroleum Ltd. (Energy)	20,186,217
177,820	Woolworths Group Ltd. (Food & Staples Retailing)	4,335,314

		214,756,288

Austria – 0.5%
265,204	OMV AG (Energy)	13,270,014
31,094	Wienerberger AG (Materials)	710,751

		13,980,765

Belgium – 1.2%
100,561	Ageas (Insurance)	5,398,765
235,653	KBC Group NV (Banks)	15,151,963
217,208	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	16,937,114

		37,487,842

China – 0.2%
766,000	Towngas China Co. Ltd. (Utilities)*	583,240
371,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	438,803

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,706,300	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	$ 3,821,802

		4,843,845

Denmark – 2.3%
148,326	Carlsberg A/S Class B (Food, Beverage & Tobacco)	20,259,819
321,081	GN Store Nord A/S (Health Care Equipment & Services)	15,230,599
410,169	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	19,696,046
79,982	Pandora A/S (Consumer Durables & Apparel)	3,065,893
5,382	Rockwool International A/S Class B (Capital Goods)	1,313,592
73,571	Royal Unibrew A/S (Food, Beverage & Tobacco)	5,482,694
58,015	SimCorp A/S (Software & Services)	5,229,037

		70,277,680

Faroe Islands – 0.1%
50,880	Bakkafrost P/F (Food, Beverage & Tobacco)	2,929,817

Finland – 0.5%
51,378	Kone OYJ Class B (Capital Goods)	2,927,183
156,504	Neste OYJ (Energy)	5,179,705
348,982	Valmet OYJ (Capital Goods)	6,776,377

		14,883,265

France – 9.9%
228,874	Air Liquide SA (Materials)	31,592,939
580,942	BNP Paribas SA (Banks)	27,188,102
44,900	Bureau Veritas SA (Commercial & Professional Services)	1,118,783
6,976	Capgemini SE (Software & Services)	885,703
5,800	Christian Dior SE (Consumer Durables & Apparel)	3,007,227
1,126	Dassault Aviation SA (Capital Goods)	1,545,638
141,729	Dassault Systemes SE (Software & Services)	21,559,330
182,038	Eiffage SA (Capital Goods)	17,987,610
9,623	Gaztransport Et Technigaz SA (Energy)	873,047
48,169	Kering SA (Consumer Durables & Apparel)	24,879,822
112,514	Lagardere SCA (Media & Entertainment)	2,542,296
265,137	Legrand SA (Capital Goods)	18,676,645
54,674	Pernod Ricard SA (Food, Beverage & Tobacco)	9,594,399
778,481	Peugeot SA (Automobiles & Components)	18,374,472
275,659	Publicis Groupe SA (Media & Entertainment)(b)	13,602,612
139,368	Safran SA (Capital Goods)	20,007,798

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
31,919	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	$ 5,086,753
337,184	Schneider Electric SE (Capital Goods)	29,090,909
391,215	SCOR SE (Insurance)	16,076,753
539,801	Societe Generale SA (Banks)	13,222,251
101,063	Teleperformance (Commercial & Professional Services)	21,211,830
27,204	TOTAL SA (Energy)	1,409,988

		299,534,907

Germany – 8.5%
237,162	Aareal Bank AG (Banks)	6,747,308
114,092	adidas AG (Consumer Durables & Apparel)	36,366,022
36,467	CANCOM SE (Software & Services)	2,054,780
287,089	Covestro AG (Materials)(c)	12,948,026
24,499	Deutsche Boerse AG (Diversified Financials)	3,401,012
155,633	Deutsche Pfandbriefbank AG (Banks)(c)	1,766,846
303,317	Deutsche Post AG (Registered) (Transportation)	9,865,849
1,787,155	E.ON SE (Utilities)	17,797,955
641,462	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	18,076,763
77,671	GEA Group AG (Capital Goods)	1,927,797
68,797	HeidelbergCement AG (Materials)	4,968,345
16,366	Henkel AG & Co. KGaA (Household & Personal Products)	1,537,603
100,250	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(d)	10,337,269
34,818	HOCHTIEF AG (Capital Goods)	3,945,521
26,714	HUGO BOSS AG (Consumer Durables & Apparel)	1,678,991
17,918	Jenoptik AG (Technology Hardware & Equipment)	502,121
205,337	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	20,943,119
25,289	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	6,026,561
197,727	Nemetschek SE (Software & Services)	10,993,060
772,557	ProSiebenSat.1 Media SE (Media & Entertainment)	9,979,212
29,907	RIB Software SE (Software & Services)	643,676
164,549	SAP SE (Software & Services)	20,113,821
225,512	Siemens AG (Registered) (Capital Goods)	24,543,222
12,233	Siltronic AG (Semiconductors & Semiconductor Equipment)	957,415

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
180,620	Software AG (Software & Services)	$ 5,069,952
29,393	TLG Immobilien AG (Real Estate)	863,885
126,937	Wirecard AG (Software & Services)	21,302,720

		255,358,851

Hong Kong – 2.4%
3,022,800	AIA Group Ltd. (Insurance)	30,940,681
992,500	CK Asset Holdings Ltd. (Real Estate)	7,462,743
1,214,000	CK Hutchison Holdings Ltd. (Capital Goods)	11,344,804
924,000	CLP Holdings Ltd. (Utilities)	10,046,321
121,012	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	4,066,772
484,000	Shangri-La Asia Ltd. (Consumer Services)	588,868
647,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	654,358
64,500	Swire Pacific Ltd. Class A (Real Estate)	735,176
611,000	Wheelock & Co. Ltd. (Real Estate)	3,844,918
503,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,409,374

		71,094,015

Italy – 3.3%
6,047,674	A2A SpA (Utilities)	10,571,224
623,783	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	5,801,417
18,336	DiaSorin SpA (Health Care Equipment & Services)	2,126,475
152,512	Enav SpA (Transportation)(c)	838,848
4,555,250	Enel SpA (Utilities)	31,160,770
1,742,378	Intesa Sanpaolo SpA (Banks)	3,779,057
109,295	Italgas SpA (Utilities)	690,610
697,502	Leonardo SpA (Capital Goods)	8,492,325
1,757,786	Mediobanca Banca di Credito Finanziario SpA (Banks)	17,606,050
173,414	Moncler SpA (Consumer Durables & Apparel)	7,120,418
9,173	Reply SpA (Software & Services)	613,718
720,193	Terna Rete Elettrica Nazionale SpA (Utilities)	4,385,885
634,675	UniCredit SpA (Banks)	7,472,994

		100,659,791

Japan – 21.9%
481,900	AEON Financial Service Co. Ltd. (Diversified Financials)	7,774,175
672,200	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	12,044,787
1,257,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	17,825,423
231,300	Benesse Holdings, Inc. (Consumer Services)	5,413,531

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
106,500	Central Japan Railway Co. (Transportation)	$ 21,407,860
471,600	Chubu Electric Power Co., Inc. (Utilities)	6,657,279
6,000	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	1,104,843
11,200	Daiichikosho Co. Ltd. (Media & Entertainment)	462,626
633,000	Daiwa House Industry Co. Ltd. (Real Estate)	17,997,299
2,682	Daiwa House REIT Investment Corp. (REIT)	6,564,310
549,300	DeNA Co. Ltd. (Media & Entertainment)	10,476,512
370,100	Denso Corp. (Automobiles & Components)	15,709,068
261,300	East Japan Railway Co. (Transportation)	23,954,687
99,000	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,350,726
252,000	Fancl Corp. (Household & Personal Products)	6,333,066
299,400	Fujitsu Ltd. (Software & Services)	23,364,702
31,800	Heiwa Corp. (Consumer Durables & Apparel)	652,490
726,800	Hitachi Ltd. (Technology Hardware & Equipment)	25,768,564
97,600	ITOCHU Corp. (Capital Goods)	1,858,375
300,100	Japan Airlines Co. Ltd. (Transportation)	9,397,726
34,000	Japan Exchange Group, Inc. (Diversified Financials)	498,287
4,093	Japan Retail Fund Investment Corp. (REIT)	8,246,287
57,500	JGC Corp. (Capital Goods)	748,615
3,058,200	JXTG Holdings, Inc. (Energy)	14,391,372
19,600	Kanamoto Co. Ltd. (Capital Goods)	503,810
148,200	Kao Corp. (Household & Personal Products)	10,815,750
652,800	KDDI Corp. (Telecommunication Services)	17,032,530
120,900	Kewpie Corp. (Food, Beverage & Tobacco)	2,735,837
333,100	Konami Holdings Corp. (Media & Entertainment)	14,133,397
179,500	K’s Holdings Corp. (Retailing)	1,636,694
8,600	Kureha Corp. (Materials)	569,706
167,300	Kyocera Corp. (Technology Hardware & Equipment)	10,196,486
380,200	LIXIL Group Corp. (Capital Goods)	6,576,339
73,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	2,439,930
173,000	Mazda Motor Corp. (Automobiles & Components)	1,673,725
147,500	Mitsubishi Heavy Industries Ltd. (Capital Goods)	6,084,548

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
134,700	Mitsubishi Materials Corp. (Materials)	$ 3,705,005
628,900	Mitsui & Co. Ltd. (Capital Goods)	10,223,946
977,100	Mitsui Fudosan Co. Ltd. (Real Estate)	22,057,236
43,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,432,424
30,300	NET One Systems Co. Ltd. (Software & Services)	799,171
109,300	Nikon Corp. (Consumer Durables & Apparel)	1,475,736
294,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	13,268,540
11,100	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	323,447
27,900	Nitto Denko Corp. (Materials)	1,374,072
22,900	Noevir Holdings Co. Ltd. (Household & Personal Products)	1,195,330
301,200	Nomura Research Institute Ltd. (Software & Services)	5,332,973
12,900	NS Solutions Corp. (Software & Services)	434,570
1,371,500	NTT Data Corp. (Software & Services)	18,008,210
264,600	NTT DOCOMO, Inc. (Telecommunication Services)	6,344,418
23,400	Obic Co. Ltd. (Software & Services)	2,493,279
56,400	OKUMA Corp. (Capital Goods)	2,932,278
1,581,700	ORIX Corp. (Diversified Financials)	22,573,924
1,069,600	Osaka Gas Co. Ltd. (Utilities)	19,649,195
42,600	Rengo Co. Ltd. (Materials)	323,488
27,000	Resorttrust, Inc. (Consumer Services)	391,132
209,100	SAMTY Co. Ltd. (Real Estate)(b)	3,330,658
14,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	499,190
710,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,450,983
38,100	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,102,066
29,200	SBI Holdings, Inc. (Diversified Financials)	663,890
17,500	SCSK Corp. (Software & Services)	830,842
1,538,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	19,720,775
45,000	Shin-Etsu Chemical Co. Ltd. (Materials)	4,581,715
374,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,728,660

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
512,400	SoftBank Group Corp. (Telecommunication Services)	$ 26,162,198
17,100	St Marc Holdings Co. Ltd. (Consumer Services)	363,121
891,900	Subaru Corp. (Automobiles & Components)	20,786,846
143,700	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	6,917,175
410,200	Sumitomo Heavy Industries Ltd. (Capital Goods)	13,224,280
343,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	11,730,014
498,200	Sumitomo Realty & Development Co. Ltd. (Real Estate)	18,127,975
37,500	Sundrug Co. Ltd. (Food & Staples Retailing)	1,036,843
158,700	Taisei Corp. (Capital Goods)	5,475,266
188,800	Takara Holdings, Inc. (Food, Beverage & Tobacco)	1,948,631
200,000	TDK Corp. (Technology Hardware & Equipment)	15,355,479
51,900	TIS, Inc. (Software & Services)	2,693,915
69,000	Tokyo Dome Corp. (Consumer Services)	634,971
242,000	Toshiba Corp. (Capital Goods)	7,721,426
5,592	United Urban Investment Corp. (REIT)	9,461,006
14,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	655,161
457,300	Yahoo Japan Corp. (Media & Entertainment)	1,339,400
449,100	Yamada Denki Co. Ltd. (Retailing)	1,980,965

		662,263,187

Netherlands – 7.2%
709,979	ABN AMRO Bank NV CVA (Banks)(c)	14,211,996
297,720	Akzo Nobel NV (Materials)	28,091,183
103,342	ASM International NV (Semiconductors & Semiconductor Equipment)	8,429,436
84,102	ASML Holding NV (Semiconductors & Semiconductor Equipment)	18,739,957
462,884	ASR Nederland NV (Insurance)	17,393,578
568,252	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	16,817,821
33,948	Euronext NV (Diversified Financials)(c)	2,620,663
375,275	Koninklijke Philips NV (Health Care Equipment & Services)	17,604,391
49,009	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	5,067,040
229,344	Randstad NV (Commercial & Professional Services)	11,511,665
868,335	Royal Dutch Shell plc Class A (Energy)	27,247,038
391,252	Royal Dutch Shell plc Class B (Energy)	12,357,707

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
160,675	Royal Dutch Shell plc Class B ADR (Energy)	$ 10,198,042
385,153	Wolters Kluwer NV (Commercial & Professional Services)	27,917,930

		218,208,447

New Zealand – 0.2%
519,102	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	6,099,501

Norway – 2.4%
138,253	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,406,581
1,535,075	DNB ASA (Banks)	27,463,427
224,350	Elkem ASA (Materials)(c)	610,317
49,408	Grieg Seafood ASA (Food, Beverage & Tobacco)	702,780
90,949	Kongsberg Gruppen ASA (Capital Goods)	1,152,777
835,173	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	5,250,289
342,117	Mowi ASA (Food, Beverage & Tobacco)	8,222,062
1,902,135	Orkla ASA (Food, Beverage & Tobacco)	16,178,939
86,438	Salmar ASA (Food, Beverage & Tobacco)	3,992,463
36,705	SpareBank 1 SR-Bank ASA (Banks)	394,920
492,720	Storebrand ASA (Insurance)	3,329,614
105,965	TGS NOPEC Geophysical Co. ASA (Energy)	2,561,303

		71,265,472

Portugal – 0.4%
2,921,632	EDP - Energias de Portugal SA (Utilities)	10,694,984
71,325	NOS SGPS SA (Media & Entertainment)	442,884

		11,137,868

Singapore – 0.5%
2,812,600	Singapore Exchange Ltd. (Diversified Financials)	16,137,244

Spain – 2.6%
380,141	ACS Actividades de Construccion y Servicios SA (Capital Goods)	15,360,258
3,912,840	Banco Bilbao Vizcaya Argentaria SA (Banks)	19,923,041
2,193,805	Banco Santander SA (Banks)	9,363,761
75,076	Iberdrola SA (Utilities)	712,275
1,054,745	Merlin Properties Socimi SA (REIT)	14,401,067
586,350	Repsol SA (Energy)	9,299,988
1,271,698	Telefonica SA (Telecommunication Services)	9,694,938

		78,755,328

Sweden – 5.4%
925,420	Atlas Copco AB Class A (Capital Goods)	28,266,146

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
212,833	Atlas Copco AB Class B (Capital Goods)	$ 5,806,227
42,145	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	454,470
826,182	Boliden AB (Materials)*	18,735,581
388,720	Cloetta AB Class B (Food, Beverage & Tobacco)	1,157,918
910,578	Electrolux ABSeries B (Consumer Durables & Apparel)	21,040,857
357,131	Essity AB Class B (Household & Personal Products)	10,607,895
49,645	Hemfosa Fastigheter AB (Real Estate)	446,875
35,071	Lindab International AB (Capital Goods)	399,341
84,468	Resurs Holding AB (Diversified Financials)(c)	488,937
878,222	Sandvik AB (Capital Goods)	13,476,845
273,551	Skandinaviska Enskilda Banken AB Class A (Banks)	2,571,941
563,348	Swedish Match AB (Food, Beverage & Tobacco)	21,494,001
1,779,814	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	15,572,080
1,486,720	Volvo AB Class B (Capital Goods)	22,085,397

		162,604,511

Switzerland – 8.7%
380,036	Adecco Group AG (Registered) (Commercial & Professional Services)	20,734,410
27,795	Baloise Holding AG (Registered) (Insurance)	5,020,239
129,575	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	4,458,579
41,304	Flughafen Zurich AG (Registered) (Transportation)	7,542,788
41,220	Helvetia Holding AG (Registered) (Insurance)	5,248,226
480,333	LafargeHolcim Ltd. (Registered) (Materials)*	23,575,950
78,853	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	27,011,379
75,627	Nestle SA (Registered) (Food, Beverage & Tobacco)	8,023,057
527,864	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	48,404,522
3,608	Partners Group Holding AG (Diversified Financials)	2,869,408
219,384	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	58,721,463
99,179	Sonova Holding AG (Registered) (Health Care Equipment & Services)	22,806,870

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
142,106	Swiss Re AG (Insurance)	$ 13,761,099
89,405	Temenos AG (Registered) (Software & Services)*	15,739,092

		263,917,082

United Kingdom – 12.5%
1,525,945	3i Group plc (Diversified Financials)	20,562,145
63,452	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,004,965
202,571	Ashtead Group plc (Capital Goods)	5,570,129
2,062,242	Aviva plc (Insurance)	10,124,823
926,710	Barratt Developments plc (Consumer Durables & Apparel)	7,235,040
102,269	Bellway plc (Consumer Durables & Apparel)	3,686,347
501,355	British American Tobacco plc (Food, Beverage & Tobacco)	17,864,561
1,006,576	Diageo plc (Food, Beverage & Tobacco)	41,974,420
59,213	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	2,650,526
4,094,678	Direct Line Insurance Group plc (Insurance)	16,017,166
28,439	EMIS Group plc (Health Care Equipment & Services)	424,008
834,116	Experian plc (Commercial & Professional Services)	25,298,048
73,257	Fevertree Drinks plc (Food, Beverage & Tobacco)	2,076,737
1,680,129	Fiat Chrysler Automobiles NV (Automobiles & Components)	22,507,742
343,720	Great Portland Estates plc (REIT)	2,760,994
303,446	GVC Holdings plc (Consumer Services)	2,173,858
537,907	Halma plc (Technology Hardware & Equipment)	12,990,179
777,949	HSBC Holdings plc (Banks)	6,230,197
716,244	Imperial Brands plc (Food, Beverage & Tobacco)	18,178,320
2,703,111	International Consolidated Airlines Group SA (Transportation)	13,909,466
210,981	Intertek Group plc (Commercial & Professional Services)	14,605,016
4,557,907	Legal & General Group plc (Insurance)	14,454,487
7,319,140	Lloyds Banking Group plc (Banks)	4,734,632
1,843,633	National Grid plc (Utilities)	18,895,894
209,665	Next plc (Retailing)	15,433,357
61,042	Pagegroup plc (Commercial & Professional Services)	332,117
755,762	Pearson plc (Media & Entertainment)	8,003,047
609,398	Persimmon plc (Consumer Durables & Apparel)	14,868,454

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
57,960	RWS Holdings plc (Commercial & Professional Services)	$ 458,241
1,123,109	Smith & Nephew plc (Health Care Equipment & Services)	25,425,872
66,388	SSP Group plc (Consumer Services)	567,863
1,668,418	Taylor Wimpey plc (Consumer Durables & Apparel)	3,268,994
130,139	Unilever NV (Household & Personal Products)	7,543,329
270,552	Unilever plc ADR (Household & Personal Products)(a)	16,265,586

		378,096,560

United States – 0.3%
207,332	Carnival plc ADR (Consumer Services)(b)	9,506,172
7,858	Ferguson plc (Capital Goods)	584,736

		10,090,908

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,969,363,754)		$2,964,383,174

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,578,571	2.272%	$ 5,578,571
(Cost $5,578,571)

TOTAL INVESTMENTS – 98.3% (Cost $2,974,942,325)		$2,969,961,745

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		51,498,928

NET ASSETS – 100.0%		$3,021,460,673

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	314	09/20/2019	$12,033,843	$301,497
FTSE 100 Index	48	09/20/2019	4,398,682	155,707
Hang Seng Index	6	08/29/2019	1,063,738	(9,931)
MSCI Singapore Index	13	08/29/2019	354,447	(2,741)
SPI 200 Index	16	09/19/2019	1,846,942	77,119
TOPIX Index	44	09/12/2019	6,333,670	75,309

Total Futures Contracts				$596,960

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 9.3%
1,088,292	Abacus Property Group (REIT)	$ 3,080,587
158,201	ALS Ltd. (Commercial & Professional Services)	775,571
1,760,733	Altium Ltd. (Software & Services)	43,785,455
1,134,445	Breville Group Ltd. (Consumer Durables & Apparel)	14,863,923
448,493	Brickworks Ltd. (Materials)	5,115,605
4,926,245	Charter Hall Group (REIT)	38,097,321
38,939	Collins Foods Ltd. (Consumer Services)	230,467
2,944,882	Downer EDI Ltd. (Commercial & Professional Services)	14,468,196
9,308,531	Evolution Mining Ltd. (Materials)	31,592,957
566,630	FlexiGroup Ltd. (Diversified Financials)	705,349
7,022,326	G8 Education Ltd. (Consumer Services)	13,881,640
3,780,980	Genworth Mortgage Insurance Australia Ltd. (Banks)	8,745,534
16,845	IDP Education Ltd. (Consumer Services)	220,168
3,366,668	Inghams Group Ltd. (Food, Beverage & Tobacco)(a)	9,328,141
1,631,147	IPH Ltd. (Commercial & Professional Services)	9,261,590
1,310,965	IRESS Ltd. (Software & Services)	12,536,713
883,195	Jupiter Mines Ltd. (Materials)	243,864
886,539	Magellan Financial Group Ltd. (Diversified Financials)	37,231,207
1,225,946	Northern Star Resources Ltd. (Materials)	10,787,609
249,019	Pendal Group Ltd. (Diversified Financials)	1,324,215
122,362	Perpetual Ltd. (Diversified Financials)	3,291,889
1,042,646	Platinum Asset Management Ltd. (Diversified Financials)	3,419,321
263,993	Pro Medicus Ltd. (Health Care Equipment & Services)	5,511,714
9,828,490	Regis Resources Ltd. (Materials)	37,107,526
245,448	Sandfire Resources NL (Materials)	1,119,882
7,422,000	Saracen Mineral Holdings Ltd. (Materials)*	20,988,279
3,298,121	Silver Lake Resources Ltd. (Materials)*	2,909,420
838,360	SmartGroup Corp. Ltd. (Commercial & Professional Services)	5,357,642
527,749	St Barbara Ltd. (Materials)	1,322,615
291,463	Steadfast Group Ltd. (Insurance)	755,955
1,205,691	Super Retail Group Ltd. (Retailing)	7,401,359
2,182,132	Tassal Group Ltd. (Food, Beverage & Tobacco)	7,680,189
172,967	Technology One Ltd. (Software & Services)	902,605

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
1,267,008	Vocus Group Ltd. (Telecommunication Services)*	$ 2,788,488

		356,832,996

Austria – 1.0%
46,165	EVN AG (Utilities)	734,885
308,092	IMMOFINANZ AG (Real Estate)*	8,209,172
60,128	S IMMO AG (Real Estate)	1,329,903
797,297	UNIQA Insurance Group AG (Insurance)	7,149,123
59,930	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	1,539,146
771,688	Wienerberger AG (Materials)	17,639,350

		36,601,579

Belgium – 0.7%
48,640	Cofinimmo SA (REIT)	6,429,031
142,977	D’ieteren SA/NV (Retailing)	6,702,969
37,853	Gimv NV (Diversified Financials)	2,221,840
175,773	KBC Ancora (Diversified Financials)	7,519,350
24,869	Warehouses De Pauw CVA (REIT)	4,157,027

		27,030,217

China – 0.1%
7,852,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	3,240,475
152,000	SITC International Holdings Co. Ltd. (Transportation)	167,540

		3,408,015

Denmark – 2.7%
25,023	Bang & Olufsen A/S (Consumer Durables & Apparel)*	161,133
915,120	GN Store Nord A/S (Health Care Equipment & Services)	43,409,063
83,202	Per Aarsleff Holding A/S (Capital Goods)	2,738,125
58,294	Rockwool International A/S Class B (Capital Goods)	14,227,898
319,084	Royal Unibrew A/S (Food, Beverage & Tobacco)	23,778,934
34,908	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	367,926
226,339	SimCorp A/S (Software & Services)	20,400,500

		105,083,579

Faroe Islands – 0.2%
140,093	Bakkafrost P/F (Food, Beverage & Tobacco)	8,066,958

Finland – 1.2%
308,991	Cramo OYJ (Capital Goods)	2,681,696
749,377	Finnair OYJ (Transportation)	5,280,318

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
39,790	Tokmanni Group Corp. (Retailing)	$ 359,868
234,591	Uponor OYJ (Capital Goods)	2,464,240
1,797,487	Valmet OYJ (Capital Goods)	34,902,804
109,740	YIT OYJ (Capital Goods)	607,260

		46,296,186

France – 2.1%
635,803	Air France-KLM (Transportation)*	6,632,931
19,297	Akka Technologies (Commercial & Professional Services)	1,362,824
316,168	Beneteau SA (Consumer Durables & Apparel)	3,294,416
681,419	Coface SA (Insurance)	8,438,567
643,781	Derichebourg SA (Commercial & Professional Services)	2,380,550
1,892	Devoteam SA (Software & Services)	227,457
55,960	Fnac Darty SA (Retailing)*	3,930,583
128,680	Gaztransport Et Technigaz SA (Energy)	11,674,496
139,498	IPSOS (Media & Entertainment)	3,814,934
89,431	Kaufman & Broad SA (Consumer Durables & Apparel)	3,672,226
841,513	Lagardere SCA (Media & Entertainment)	19,014,300
28,295	Mersen SA (Capital Goods)(a)	1,012,665
108,344	Metropole Television SA (Media & Entertainment)	1,879,507
340,666	Neopost SA (Technology Hardware & Equipment)(a)	6,844,861
13,059	Nexity SA (Real Estate)	627,007
29,596	Sopra Steria Group (Software & Services)	3,820,139

		78,627,463

Germany – 7.4%
685,807	Aareal Bank AG (Banks)	19,511,350
339,231	ADVA Optical Networking SE (Technology Hardware & Equipment)*	2,626,042
30,925	Amadeus Fire AG (Commercial & Professional Services)	4,201,004
1,077,800	Borussia Dortmund GmbH & Co. KGaA (Media & Entertainment)	10,785,846
276,034	CANCOM SE (Software & Services)	15,553,495
5,196	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	481,440
269,954	CompuGroup Medical SE (Health Care Equipment & Services)	20,827,986
2,099,661	Deutsche Pfandbriefbank AG (Banks)(b)	23,836,703
1,317,177	Deutz AG (Capital Goods)	9,092,770
68,366	DIC Asset AG (Real Estate)	770,751

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
6,905	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	$ 911,505
1,513,867	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	42,661,630
484,439	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	37,680,601
92,707	Isra Vision AG (Technology Hardware & Equipment)	4,015,487
5,971	JOST Werke AG (Capital Goods)(b)	195,031
97,374	Jungheinrich AG (Preference) (Capital Goods)(c)	2,170,951
500,251	Nemetschek SE (Software & Services)	27,812,535
208,033	Nordex SE (Capital Goods)*(a)	2,435,362
154,404	Rheinmetall AG (Capital Goods)	17,520,680
199,191	RIB Software SE (Software & Services)(a)	4,287,103
129,110	Siltronic AG (Semiconductors & Semiconductor Equipment)	10,104,781
349,687	Software AG (Software & Services)	9,815,615
1,646	STO SE & Co. KGaA (Preference) (Materials)(c)	168,911
246,531	Takkt AG (Retailing)	3,373,165
200,413	TLG Immobilien AG (Real Estate)	5,890,308
5,147	Washtec AG (Capital Goods)	273,491
15,660	XING SE (Media & Entertainment)	5,998,124

		283,002,667

Hong Kong – 0.9%
594,000	Cafe de Coral Holdings Ltd. (Consumer Services)	1,975,168
2,315,000	Champion REIT (REIT)	1,716,103
19,831,000	Haitong International Securities Group Ltd. (Diversified Financials)	5,809,348
69,000	Hang Lung Group Ltd. (Real Estate)	177,234
2,544,000	Li & Fung Ltd. (Consumer Durables & Apparel)	354,573
4,771,000	Melco International Development Ltd. (Consumer Services)	11,608,754
6,560,000	Shun Tak Holdings Ltd. (Capital Goods)	2,422,116
106,000	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	97,414
653,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	299,678
179,000	Sunlight REIT (REIT)	131,280
14,323,000	Value Partners Group Ltd. (Diversified Financials)	8,538,588

		33,130,256

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.1%
449,531	C&C Group plc (Food, Beverage & Tobacco)	$ 2,030,334

Israel – 0.5%
276,291	First International Bank of Israel Ltd. (Banks)	7,121,766
24,741	Harel Insurance Investments & Financial Services Ltd. (Insurance)	193,183
1,373,632	Plus500 Ltd. (Diversified Financials)	10,012,820

		17,327,769

Italy – 4.2%
5,319,683	A2A SpA (Utilities)	9,298,709
466,287	ASTM SpA (Transportation)	16,135,778
1,232,323	Banca Generali SpA (Diversified Financials)	35,879,010
450,254	Banca Popolare di Sondrio SCPA (Banks)	935,685
164,782	Biesse SpA (Capital Goods)	2,051,640
432,475	De’ Longhi SpA (Consumer Durables & Apparel)	8,695,401
337,046	DiaSorin SpA (Health Care Equipment & Services)	39,088,128
2,460,925	Enav SpA (Transportation)(b)	13,535,608
5,355,756	Iren SpA (Utilities)	14,003,877
755,956	Italgas SpA (Utilities)	4,776,713
3,869	Italmobiliare SpA (Capital Goods)	86,516
76,224	Reply SpA (Software & Services)	5,099,750
880,902	Saras SpA (Energy)	1,450,008
170,015	Societa Cattolica di Assicurazioni SC (Insurance)	1,442,742
498,366	Societa Iniziative Autostradali e Servizi SpA (Transportation)(a)	9,453,011
73,707	Technogym SpA (Consumer Durables & Apparel)(b)	791,748

		162,724,324

Japan – 32.6%
455,800	ADEKA Corp. (Materials)	6,666,597
62,600	Alpen Co. Ltd. (Retailing)	893,352
287,100	AOKI Holdings, Inc. (Retailing)	2,815,332
185,300	Arcland Sakamoto Co. Ltd. (Retailing)	2,243,375
143,300	Arcs Co. Ltd. (Food & Staples Retailing)	2,980,741
84,600	Aruhi Corp. (Banks)(a)	1,589,480
78,800	ASKUL Corp. (Retailing)(a)	1,964,288
79,700	BayCurrent Consulting, Inc. (Commercial & Professional Services)	3,639,498
161,200	Benefit One, Inc. (Commercial & Professional Services)	2,753,751
950,800	Broadleaf Co. Ltd. (Software & Services)	4,996,013
331,200	Bunka Shutter Co. Ltd. (Capital Goods)	2,710,529

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
60,500	Canon Electronics, Inc. (Technology Hardware & Equipment)	$ 990,206
169,900	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	3,254,328
602,400	Capcom Co. Ltd. (Media & Entertainment)	12,578,552
112,500	Central Glass Co. Ltd. (Capital Goods)	2,557,365
38,700	Chiyoda Integre Co. Ltd. (Capital Goods)	738,967
81,400	Chugoku Marine Paints Ltd. (Materials)	609,215
147,200	cocokara fine, Inc. (Food & Staples Retailing)	7,757,779
111,700	Computer Engineering & Consulting Ltd. (Software & Services)	2,485,541
496,700	Cosmo Energy Holdings Co. Ltd. (Energy)	10,238,410
10,600	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	1,951,889
36,600	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,003,548
339,800	Daiichikosho Co. Ltd. (Media & Entertainment)	14,035,736
32,600	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Materials)	899,816
3,260	Daiwa Office Investment Corp. (REIT)	24,087,868
167,000	DCM Holdings Co. Ltd. (Retailing)	1,575,895
1,766,800	DeNA Co. Ltd. (Media & Entertainment)	33,697,253
11,400	Digital Arts, Inc. (Software & Services)	1,154,126
859,000	DMG Mori Co. Ltd. (Capital Goods)(a)	12,442,937
162,800	Dowa Holdings Co. Ltd. (Materials)	5,141,494
268,500	DTS Corp. (Software & Services)	5,869,123
374,700	EDION Corp. (Retailing)	3,552,890
12,400	Enigmo, Inc. (Retailing)*	132,652
253,200	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,898,433
92,900	eRex Co. Ltd. (Utilities)	911,423
686,300	Fancl Corp. (Household & Personal Products)	17,247,552
25,400	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	444,354
264,200	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	8,133,205
19,800	Fuji Seal International, Inc. (Materials)	580,087
207,800	Fuji Soft, Inc. (Software & Services)	9,337,172

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
103,700	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	$ 2,511,733
214,000	Fujikura Ltd. (Capital Goods)	782,825
58,200	Fukui Computer Holdings, Inc. (Software & Services)	1,219,390
7,200	Fukuyama Transporting Co. Ltd. (Transportation)	271,101
11,400	Future Corp. (Software & Services)	202,758
61,200	Fuyo General Lease Co. Ltd. (Diversified Financials)	3,632,269
451,000	Geo Holdings Corp. (Retailing)	5,935,726
687,400	Glory Ltd. (Capital Goods)	18,151,670
294,700	Goldcrest Co. Ltd. (Real Estate)	5,312,541
2,277,100	Gree, Inc. (Media & Entertainment)	10,689,333
2,199,500	Hachijuni Bank Ltd. (The) (Banks)	8,288,460
1,173,100	Heiwa Corp. (Consumer Durables & Apparel)	24,070,300
13,038	Heiwa Real Estate REIT, Inc. (REIT)	15,948,619
157,700	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	4,383,562
1,498,800	Hokuetsu Corp. (Materials)	7,437,694
525,900	Hokuhoku Financial Group, Inc. (Banks)	5,269,114
152,100	Hokuriku Electric Power Co. (Utilities)	1,089,280
16,159	Ichigo Office REIT Investment (REIT)	15,373,256
220,100	Ines Corp. (Software & Services)	2,344,837
193,300	Itochu Enex Co. Ltd. (Energy)	1,564,200
151,400	Jafco Co. Ltd. (Diversified Financials)	5,612,559
522,200	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	7,272,832
66,800	Japan Best Rescue System Co. Ltd. (Consumer Services)	875,694
12,675	Japan Excellent, Inc. (REIT)	18,877,102
6,935	Japan Logistics Fund, Inc. (REIT)	16,657,004
15,687	Japan Rental Housing Investments, Inc. (REIT)	13,168,486
3,422,800	JVCKenwood Corp. (Consumer Durables & Apparel)	7,654,676
86,600	Kadokawa Corp. (Media & Entertainment)	1,100,510
45,800	Kanamoto Co. Ltd. (Capital Goods)	1,177,270
974,000	Kandenko Co. Ltd. (Capital Goods)	8,492,254
71,700	Kanematsu Corp. (Capital Goods)	822,609
31,800	Kanematsu Electronics Ltd. (Software & Services)	872,197
3,600	Kato Sangyo Co. Ltd. (Food & Staples Retailing)	106,236

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
314	Kenedix Residential Next Investment Corp. (REIT)	$ 555,465
1,205,200	Kewpie Corp. (Food, Beverage & Tobacco)	27,272,377
266,800	Kintetsu World Express, Inc. (Transportation)	3,577,652
830,700	Kitz Corp. (Capital Goods)	5,644,181
64,200	Kohnan Shoji Co. Ltd. (Retailing)	1,399,409
945,400	Kokuyo Co. Ltd. (Commercial & Professional Services)	12,751,695
81,500	Konoike Transport Co. Ltd. (Transportation)	1,260,979
1,386,000	K’s Holdings Corp. (Retailing)	12,637,651
92,300	Kureha Corp. (Materials)	6,114,399
146,500	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	1,807,703
370,200	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	5,136,258
1,369,500	Maeda Corp. (Capital Goods)	10,260,398
512,800	Makino Milling Machine Co. Ltd. (Capital Goods)	21,377,676
492,800	Mandom Corp. (Household & Personal Products)	11,595,297
358,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	11,926,697
2,965	MCUBS MidCity Investment Corp. (REIT)	2,953,825
40,800	Megachips Corp. (Semiconductors & Semiconductor Equipment)	608,917
169,900	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	3,630,582
301,000	Meiko Network Japan Co. Ltd. (Consumer Services)	2,592,501
13,328	Mirai Corp. (REIT)(a)	6,919,435
68,400	Miroku Jyoho Service Co. Ltd. (Software & Services)(a)	2,137,801
865	Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	2,395,219
97,700	Mitsubishi Logistics Corp. (Transportation)	2,598,332
32,900	Mitsubishi Research Institute, Inc. (Software & Services)	1,205,439
203,100	Mitsui E&S Holdings Co. Ltd. (Capital Goods)	1,779,815
1,095,800	Mitsui Mining & Smelting Co. Ltd. (Materials)	25,175,807
179,300	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	3,825,015
7,500	Modec, Inc. (Energy)	199,056
182,700	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	8,566,215
13,800	Nanto Bank Ltd. (The) (Banks)	296,331
335,800	NEC Networks & System Integration Corp. (Software & Services)	8,683,416
449,300	NET One Systems Co. Ltd. (Software & Services)	11,850,417
229,000	Nextage Co. Ltd. (Retailing)(a)	2,587,661
10,500	Nichiha Corp. (Capital Goods)	273,875

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
928,100	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 10,634,633
100,300	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	3,042,108
148,000	Nihon M&A Center, Inc. (Commercial & Professional Services)	3,971,664
33,900	Nihon Unisys Ltd. (Software & Services)	1,112,592
281,600	Nikkon Holdings Co. Ltd. (Transportation)	6,580,341
435,400	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	6,866,619
26,700	Nippon Kanzai Co. Ltd. (Commercial & Professional Services)	449,745
11,692,700	Nippon Light Metal Holdings Co. Ltd. (Materials)	21,375,242
280,000	Nippon Shokubai Co. Ltd. (Materials)	18,173,380
777,000	Nipro Corp. (Health Care Equipment & Services)	8,613,805
183,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	3,457,720
278,100	Nishi-Nippon Financial Holdings, Inc. (Banks)	1,964,497
23,300	Nishio Rent All Co. Ltd. (Capital Goods)	651,365
374,300	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	10,906,881
25,200	Nitto Kogyo Corp. (Capital Goods)	479,785
42,200	Noevir Holdings Co. Ltd. (Household & Personal Products)	2,202,747
75,500	Nojima Corp. (Retailing)	1,215,624
111,900	Nomura Co. Ltd. (Commercial & Professional Services)	1,515,270
12,600	Noritake Co. Ltd. (Capital Goods)	490,851
1,134,700	North Pacific Bank Ltd. (Banks)	2,529,822
224,300	NS Solutions Corp. (Software & Services)	7,556,122
327,300	NSD Co. Ltd. (Software & Services)	10,081,411
83,400	OBIC Business Consultants Co. Ltd. (Software & Services)	3,589,629
56,700	Oiles Corp. (Capital Goods)	804,527
260,650	Okinawa Electric Power Co., Inc. (The) (Utilities)	4,053,630
417,800	OKUMA Corp. (Capital Goods)	21,721,737
1,685	One REIT, Inc. (REIT)	4,782,974
3,800	Open Door, Inc. (Retailing)*	95,534
663,700	Outsourcing, Inc. (Commercial & Professional Services)	7,900,454
200,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	7,656,746

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
31,600	Pasona Group, Inc. (Commercial & Professional Services)	$ 481,092
27,200	Pepper Food Service Co. Ltd. (Consumer Services)(a)	420,773
65,600	Plenus Co. Ltd. (Consumer Services)	1,077,792
12,980	Premier Investment Corp. (REIT)	17,504,990
231,800	Pressance Corp. (Consumer Durables & Apparel)	3,226,416
100,500	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	1,881,452
8,800	Raiznext Corp. (Energy)	93,634
96,300	Relia, Inc. (Commercial & Professional Services)	1,137,598
533,600	Rengo Co. Ltd. (Materials)	4,051,948
92,400	Resorttrust, Inc. (Consumer Services)	1,338,542
23,500	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	737,749
713,600	Riso Kyoiku Co. Ltd. (Consumer Services)	3,333,901
193,100	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,562,191
1,769,800	Round One Corp. (Consumer Services)	26,899,880
1,051,700	SAMTY Co. Ltd. (Real Estate)(a)	16,752,047
227,200	Sato Holdings Corp. (Commercial & Professional Services)	5,487,617
483,900	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,697,894
468,400	SCSK Corp. (Software & Services)	22,238,076
4,700	SEC Carbon Ltd. (Capital Goods)(a)	421,784
566,400	Seiko Holdings Corp. (Consumer Durables & Apparel)	11,002,266
1,783,400	Seino Holdings Co. Ltd. (Transportation)	22,213,410
22,720	Sekisui House Reit, Inc. (REIT)	17,618,644
56,600	Senko Group Holdings Co. Ltd. (Transportation)	443,440
13,700	Shimachu Co. Ltd. (Retailing)	302,324
41,200	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,337,393
1,117,100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,983,322
44,100	Shinmaywa Industries Ltd. (Capital Goods)	551,229

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
230,900	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	$ 10,375,791
138,300	Sintokogio Ltd. (Capital Goods)	1,164,219
1,546,100	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	6,100,552
92,500	St Marc Holdings Co. Ltd. (Consumer Services)	1,964,250
64,500	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	3,104,786
5,500	Sumitomo Densetsu Co. Ltd. (Capital Goods)	97,500
38,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	1,187,033
346,500	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	4,461,923
176,500	Systena Corp. (Software & Services)	2,933,093
135,200	T Hasegawa Co. Ltd. (Materials)	2,390,510
550,500	Takara Holdings, Inc. (Food, Beverage & Tobacco)	5,681,786
2,482,000	Takara Leben Co. Ltd. (Real Estate)	8,662,932
245,700	Takuma Co. Ltd. (Capital Goods)	2,915,519
262,900	Tanseisha Co. Ltd. (Commercial & Professional Services)	3,117,959
775,900	TIS, Inc. (Software & Services)	40,273,765
61,400	Toa Corp. (Capital Goods)	797,483
37,200	Toei Co. Ltd. (Media & Entertainment)	5,099,407
446,000	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	9,917,568
27,500	Toho Zinc Co. Ltd. (Materials)	588,293
32,800	Token Corp. (Consumer Durables & Apparel)	1,882,896
1,460,000	Tokyo Dome Corp. (Consumer Services)	13,435,629
61,800	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,732,973
632,600	Tokyo Tatemono Co. Ltd. (Real Estate)	7,381,220
135,300	Tokyotokeiba Co. Ltd. (Consumer Services)	3,861,628
88,400	Tokyu Construction Co. Ltd. (Capital Goods)	604,646
833,200	Tosei Corp. (Real Estate)	8,761,735
573,700	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	14,396,759
279,500	Toyo Tanso Co. Ltd. (Capital Goods)	5,367,140
14,800	Transcosmos, Inc. (Software & Services)	314,796
4,900	Trusco Nakayama Corp. (Capital Goods)	100,692

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,800	Trust Tech, Inc. (Commercial & Professional Services)	$ 125,173
603,600	Ube Industries Ltd. (Materials)	12,567,234
20,900	United Arrows Ltd. (Retailing)	598,959
164,300	Universal Entertainment Corp. (Consumer Durables & Apparel)(a)	5,160,319
54,100	Ushio, Inc. (Capital Goods)	690,229
15,000	Uzabase, Inc. (Diversified Financials)*	324,228
11,900	Valor Holdings Co. Ltd. (Food & Staples Retailing)	245,655
15,700	Vector, Inc. (Media & Entertainment)*	135,176
260,700	Wacoal Holdings Corp. (Consumer Durables & Apparel)	6,324,237
268,900	Wakita & Co. Ltd. (Capital Goods)	2,694,325
73,800	Yellow Hat Ltd. (Retailing)	943,377
193,200	Yodogawa Steel Works Ltd. (Materials)	3,677,481
105,800	Zenkoku Hosho Co. Ltd. (Diversified Financials)	4,126,865
374,600	Zenrin Co. Ltd. (Media & Entertainment)	6,887,000

		1,248,775,965

Jersey – 0.0%
243,139	Sanne Group plc (Diversified Financials)	1,626,247

Netherlands – 4.8%
193,409	Aalberts NV (Capital Goods)	7,782,002
316,749	ASM International NV (Semiconductors & Semiconductor Equipment)	25,836,692
1,112,577	ASR Nederland NV (Insurance)	41,806,792
991,689	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)(a)	29,349,739
212,581	Euronext NV (Diversified Financials)(b)	16,410,484
623,161	Intertrust NV (Commercial & Professional Services)(b)	11,903,799
1,585,159	Koninklijke BAM Groep NV (Capital Goods)	5,302,811
262,443	Koninklijke Volkerwessels NV (Capital Goods)	5,235,250
136,255	SBM Offshore NV (Energy)	2,696,093
860,031	Signify NV (Capital Goods)(b)	23,372,933
349,050	SRH NV (Diversified Financials)*(a)(d)	—
1,087,196	TomTom NV (Consumer Durables & Apparel)*	12,884,949

		182,581,544

New Zealand – 0.6%
2,861,896	Air New Zealand Ltd. (Transportation)	5,094,815
3,787,489	Contact Energy Ltd. (Utilities)	19,323,583

		24,418,398

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – 3.5%
34,661	Atea ASA (Software & Services)*	$ 442,224
995,999	Austevoll Seafood ASA (Food, Beverage & Tobacco)	10,133,255
5,173,048	Elkem ASA (Materials)(b)	14,072,652
192,619	Entra ASA (Real Estate)(b)	2,793,941
1,444,967	Europris ASA (Retailing)(b)	4,146,029
78,736	Golden Ocean Group Ltd. (Transportation)	475,826
529,685	Grieg Seafood ASA (Food, Beverage & Tobacco)	7,534,248
2,840,535	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	17,856,934
53,155	Norway Royal Salmon ASA (Food, Beverage & Tobacco)(a)	1,161,747
729,477	Salmar ASA (Food, Beverage & Tobacco)	33,693,624
351,218	SpareBank 1 Nord Norge (Banks)	2,583,658
524,953	SpareBank 1 SMN (Banks)	5,779,442
848,099	Storebrand ASA (Insurance)	5,731,130
1,028,279	TGS NOPEC Geophysical Co. ASA (Energy)(a)	24,854,757
296,580	Veidekke ASA (Capital Goods)	2,672,291

		133,931,758

Portugal – 0.2%
1,005,716	NOS SGPS SA (Media & Entertainment)	6,244,877
406,600	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	1,099,062

		7,343,939

Singapore – 0.2%
1,383,100	China Aviation Oil Singapore Corp. Ltd. (Energy)	1,269,913
727,700	Japfa Ltd. (Food, Beverage & Tobacco)	268,683
50,600	Parkway Life REIT (REIT)	112,682
6,028,610	Yanlord Land Group Ltd. (Real Estate)	5,658,360

		7,309,638

Spain – 2.6%
938,674	Applus Services SA (Commercial & Professional Services)	13,194,673
882,354	Cia de Distribucion Integral Logista Holdings SA (Transportation)	18,384,913
125,386	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	5,665,513
732,601	Global Dominion Access SA (Software & Services)*(b)	3,522,002
725,385	Lar Espana Real Estate Socimi SA (REIT)	5,590,478
30,191	Let’s GOWEX SA (Telecommunication Services)*(d)(e)	—
3,180,159	Merlin Properties Socimi SA (REIT)	43,420,621

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
540,029	Neinor Homes SA (Consumer Durables & Apparel)*(b)	$ 6,625,545
63,247	Viscofan SA (Food, Beverage & Tobacco)	3,095,785

		99,499,530

Sweden – 3.9%
27,477	AAK AB (Food, Beverage & Tobacco)	562,120
255,837	Adapteo OYJ (Capital Goods)*	2,992,323
1,700,731	Arjo AB Class B (Health Care Equipment & Services)	6,845,391
639,909	Bilia AB Class A (Retailing)	5,649,430
1,926	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	80,084
457,137	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	4,929,528
401,203	Bure Equity AB (Diversified Financials)	7,475,113
591,523	Castellum AB (Real Estate)	12,008,275
1,417,024	Cloetta AB Class B (Food, Beverage & Tobacco)	4,221,026
591,980	Dios Fastigheter AB (Real Estate)	5,077,869
123,279	Elekta AB Class B (Health Care Equipment & Services)	1,753,985
92,356	Evolution Gaming Group AB (Consumer Services)(b)	2,010,886
431,280	Getinge AB Class B (Health Care Equipment & Services)	6,328,029
1,893,070	Hemfosa Fastigheter AB (Real Estate)	17,040,317
121,833	Inwido AB (Capital Goods)	748,345
2,868,766	Klovern AB Class B (Real Estate)	4,718,477
720,869	Kungsleden AB (Real Estate)	6,269,272
836,049	Lindab International AB (Capital Goods)	9,519,804
44,184	Mycronic AB (Technology Hardware & Equipment)	678,969
2,877,160	NetEnt AB (Consumer Services)*	8,561,868
1,562,609	Nobia AB (Consumer Durables & Apparel)	10,133,904
1,107,912	Nobina AB (Transportation)(b)	6,456,974
243,502	Nolato AB Class B (Capital Goods)	13,856,137
1,115,828	Resurs Holding AB (Diversified Financials)(b)	6,458,887
206,011	Sweco AB Class B (Capital Goods)	5,745,204

		150,122,217

Switzerland – 4.6%
24,750	Bucher Industries AG (Registered) (Capital Goods)	7,395,371
69,527	DKSH Holding AG (Commercial & Professional Services)	3,510,969

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
24,885	dormakaba Holding AG Class B (Capital Goods)*	$ 18,235,761
221,277	Flughafen Zurich AG (Registered) (Transportation)	40,408,809
172,736	Galenica AG (Health Care Equipment & Services)(b)	8,889,153
208,627	Helvetia Holding AG (Registered) (Insurance)	26,562,874
111,031	Huber + Suhner AG (Registered) (Capital Goods)	8,841,461
1,064	Interroll Holding AG (Registered) (Capital Goods)	2,161,058
41,409	Kardex AG (Registered) (Capital Goods)	5,970,590
148,472	Logitech International SA (Registered) (Technology Hardware & Equipment)	6,105,860
1,919,065	OC Oerlikon Corp. AG (Registered) (Capital Goods)	20,540,207
34,193	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	12,729,418
65,586	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	16,663,343

		178,014,874

Ukraine – 0.4%
4,982,605	Ferrexpo plc (Materials)	15,417,163

United Kingdom – 15.2%
1,411,924	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	22,362,314
1,034,182	Ascential plc (Media & Entertainment)(b)	4,999,242
1,135,527	Ashmore Group plc (Diversified Financials)	7,375,698
2,227,124	Assura plc (REIT)	1,749,630
203,523	AVEVA Group plc (Software & Services)	9,832,258
1,500,697	B&M European Value Retail SA (Retailing)	6,736,026
1,107,505	Beazley plc (Insurance)	7,734,760
1,039,174	Bellway plc (Consumer Durables & Apparel)	37,457,647
50,670	Big Yellow Group plc (REIT)	609,420
1,055,949	Bodycote plc (Capital Goods)	9,421,664
8,335,591	boohoo Group plc (Retailing)*	24,153,717
963,781	Bovis Homes Group plc (Consumer Durables & Apparel)	12,311,315
84,510	Brewin Dolphin Holdings plc (Diversified Financials)	327,432
285,866	Britvic plc (Food, Beverage & Tobacco)	3,176,050
27,007	Charter Court Financial Services Group plc (Banks)(b)	97,052
480,277	Computacenter plc (Software & Services)	8,908,596

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
440,357	ConvaTec Group plc (Health Care Equipment & Services)(b)	$ 832,028
784,720	Daily Mail & General Trust plc Class A (Media & Entertainment)	7,558,040
295,308	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	13,218,744
164,521	Diploma plc (Capital Goods)	3,032,576
403,130	Electrocomponents plc (Technology Hardware & Equipment)	2,970,335
257,500	EMIS Group plc (Health Care Equipment & Services)	3,839,167
96,488	Empiric Student Property plc (REIT)	105,957
310,216	Equiniti Group plc (Software & Services)(b)	793,742
310,997	Euromoney Institutional Investor plc (Media & Entertainment)	5,219,207
895,204	Fevertree Drinks plc (Food, Beverage & Tobacco)	25,377,824
95,389	Forterra plc (Materials)(b)	324,227
144,359	Games Workshop Group plc (Consumer Durables & Apparel)	7,922,723
3,827,263	Great Portland Estates plc (REIT)	30,743,196
713,214	Greggs plc (Consumer Services)	19,329,629
6,520,630	Hansteen Holdings plc (REIT)	6,946,450
10,221,458	Hays plc (Commercial & Professional Services)	19,089,321
14,380	Hiscox Ltd. (Insurance)	296,002
1,692,670	HomeServe plc (Commercial & Professional Services)	23,486,982
3,019,622	Ibstock plc (Materials)(b)	8,474,425
5,208,913	IG Group Holdings plc (Diversified Financials)	36,206,996
2,313,044	Inchcape plc (Retailing)	17,523,270
20,595	IntegraFin Holdings plc (Diversified Financials)	96,425
914,924	Intermediate Capital Group plc (Diversified Financials)	15,412,869
2,859,472	JD Sports Fashion plc (Retailing)	22,550,950
3,102,687	Jupiter Fund Management plc (Diversified Financials)	14,039,884
2,615,738	Man Group plc (Diversified Financials)	5,398,852
564,763	Marshalls plc (Materials)	4,368,101
6,362,029	Moneysupermarket.com Group plc (Retailing)	28,479,572
192,699	NCC Group plc (Software & Services)	433,063
384,342	OneSavings Bank plc (Banks)	1,698,525
1,451,840	Pagegroup plc (Commercial & Professional Services)	7,899,153
403,893	Paragon Banking Group plc (Banks)	2,051,030
457,946	Playtech plc (Consumer Services)	2,458,314

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
554,555	QinetiQ Group plc (Capital Goods)	$ 1,947,459
1,318,026	Quilter plc (Diversified Financials)(b)	2,308,303
188,781	Regional REIT Ltd. (REIT)(b)	242,048
2,431,043	Rightmove plc (Media & Entertainment)	15,548,522
2,801,047	Rotork plc (Capital Goods)	10,458,867
476,496	RWS Holdings plc (Commercial & Professional Services)	3,767,250
939,556	Safestore Holdings plc (REIT)	7,141,213
2,268,239	Sophos Group plc (Software & Services)(b)	11,974,376
1,668,978	SSP Group plc (Consumer Services)	14,275,948
111,274	St Modwen Properties plc (Real Estate)	565,476
392,916	Subsea 7 SA (Energy)	4,211,294
4,750,559	Tritax Big Box REIT plc (REIT)	8,829,520
762,154	Vesuvius plc (Capital Goods)	4,648,180
71,001	WH Smith plc (Retailing)	1,826,125

		583,174,981

United States – 0.0%
37,385	Burford Capital Ltd. (Diversified Financials)	680,802

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,727,013,269)		$3,793,059,399

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
73,952,293	2.272%	$ 73,952,293
(Cost $73,952,293)

TOTAL INVESTMENTS – 100.9% (Cost $3,800,965,562)		$3,867,011,692

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(33,123,983)

NET ASSETS – 100.0%		$3,833,887,709

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $—, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2019.

Restricted Security	Acquisition Date	Cost
Let’s GOWEX SA (Common Stocks)	05/14/14 - 05/30/14	$782,023

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Hang Seng Index	5	08/29/2019	$886,448	$(8,424)
MSCI Singapore Index	30	08/29/2019	817,954	(6,327)
SPI 200 Index	29	09/19/2019	3,347,582	91,524
TOPIX Index	64	09/12/2019	9,212,612	146,136

Total Futures Contracts				$222,909

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$73,668,250	$—
Asia	311,915,601	1,192,232,283	—
Europe	—	43,199,387	—
North America	59,347,565	—	—
South America	173,215,068	32,295,321	—
Securities Lending Reinvestment Vehicle	8,038,726	—	—

Total	$552,516,960	$1,341,395,241	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(809,259)	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$754,338,291	$—
Australia and Oceania	21,226,625	199,629,164	—
Europe	31,530,668	1,947,567,518	—
North America	9,506,172	584,736	—
Securities Lending Reinvestment Vehicle	5,578,571	—	—

Total	$67,842,036	$2,902,119,709	$—

Derivative Type

Assets(b)
Futures Contracts	$609,632	$—	$—

Liabilities(b)
Futures Contracts	$(12,672)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$1,309,951,643	$—
Australia and Oceania	—	381,251,394	—
Europe	—	2,101,175,560	—
North America	—	680,802	—
Securities Lending Reinvestment Vehicle	73,952,293	—	—

Total	$73,952,293	$3,793,059,399	$—

Derivative Type

Assets(b)
Futures Contracts	$237,660	$—	$—

Liabilities(b)
Futures Contracts	$(14,751)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.